Earnings Per Share (Schedule of computation of basic and diluted income (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net (loss) available to holders of ordinary shares	$ (3,434)	$ (2,247)
Weighted average number of shares	90,872,376	89,108,772
Denominator for diluted income (loss) per share - adjusted	90,872,376	89,108,772